Management of financial risk	12 Months Ended
Dec. 31, 2019
Management of financial risk
Management of financial risk

4             Management of financial risk

The Group’s activities expose it to a variety of financial risks: market risk (comprising currency risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out by the senior management of the Group.

4.1         Financial risk factors

(a)	Market risk

Currency risk

Foreign currency risk is the risk of loss resulting from changes in foreign currency exchange rates. Fluctuations in exchange rates between the RMB and other currencies in which the Group conducts business may affect its financial position and results of operations. The foreign currency risk assumed by the Group mainly comes from movements in the USD/RMB exchange rates.

The Company and overseas intermediate holding companies’ functional currency is USD. They are mainly exposed to foreign exchange risk arising from their cash and cash equivalents and loans to group companies dominated in RMB. The Group has entered into spot‑forward USD/RMB currency swaps to hedge certain portion of its exposure to foreign currency risk arising from loans to group companies denominated in RMB. Under the Group’s policy, the critical terms of the swaps must substantially align with the hedge items.

The subsidiaries of the Group are mainly operates in mainland China with most of the transactions settled in RMB. The Group considers that the business in mainland China is not exposed to any significant foreign exchange risk as there are no significant financial assets or liabilities of the these subsidiaries denominated in the currencies other than the respective functional currency.

The analysis below is performed for reasonably possible movements in key variables with all other variables held constant, showing the post‑tax impact on profit and equity.

	At December 31,		At December 31,
	2018	2019	2018	2019
	Impact on post tax		Impact on other
	profit		components of equity
	RMB’000	RMB’000	RMB’000	RMB’000
USD+5%	20,636	21,776	240,809	326,722
USD−5%	(20,636)	(21,776)	(240,809)	(326,722)

Interest rate risk

Interest rate risk is the risk that the value/future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Floating rate instruments expose the Group to cash flow interest rate risk, whereas fixed rate instruments expose the Group to fair value interest risk.

The Group is exposed to interest rate risk primarily in relation to term deposits and short‑term borrowings. The Group generally assumes borrowings to fund working capital requirements. The risk is managed by the Group by matching the terms of interest rates of term deposits and short‑term borrowings.

As at December 31, 2018 and 2019, the Group’s borrowings were mainly carried at fixed rates and mature in one year, which did not expose the Group to significant interest rate risk.

(b)	Credit risk
(i)	Credit risk management

The Group’s credit risk is mainly associated with cash and cash equivalents, restricted cash, trade receivables, contract assets, other receivables and financial guarantee contracts. The carrying amounts of each class of the above financial assets represent the Group’s maximum exposure to credit risk in relation to financial assets except for the financial guarantee as disclosed in Note 4.1 (b) (ii).

To manage this risk arising from cash and cash equivalents and restricted cash, the Group mainly transacts with state‑owned or reputable financial institutions in the PRC and reputable international financial institution outside the PRC. The Group considers that there is no significant credit risk and the Group will not suffer any material losses due to the default of these financial institutions.

The Group’s trade receivables and contract assets mainly come from customers. The Group mitigates the credit risk by assessing the credit quality, setting a shorter credit period or arranging the instalment payment and prepayment method. The impairment loss allowance for trade receivables and contract assets are disclosed in Note 18 and Note 5.

For other receivables (except for financial guarantee fee receivables), management make periodic collective assessments as well as individual assessment on the recoverability based on historical settlement records and forward looking information.

For financial guarantee contracts and relevant financial guarantee fee receivables as disclosed in Note 2.20, the Group has ceased providing financial guarantee before the end of January 2018. Management reviews the financial guarantee contracts and financial guarantee fee receivables collectively at each reporting date to ensure that adequate allowance for impairment losses and relevant liabilities are made.

(ii)	ECL measurement

For financial assets whose impairment losses are measured using expected credit loss (“ECL”) model, the Group assesses whether their credit risk has increased significantly since their initial recognition, and applies a three‑stage impairment model to calculate their impairment allowance and recognize their ECL, as follows:

     Stage 1: If the credit risk has not increased significantly since its initial recognition, the financial asset is included in stage 1.

     Stage 2: If the credit risk has increased significantly since its initial recognition but is not yet deemed to be credit‑impaired, the financial instrument is included in stage 2. The description of how the Group determines when a significant increase in credit risk has occurred is disclosed in the following section of “judgement of significant increase in credit risk”.

     Stage 3: If the financial instruments is credit‑impaired, the financial instrument is included in stage 3. The definition of credit‑impaired financial assets is disclosed in the following section of “the definition of credit‑impaired assets”.

The Group considers the credit risk characteristics of different financial instruments when determining if there is significant increase in credit risk. For financial instruments with or without significant increase in credit risk, 12‑month or lifetime expected credit losses are provided respectively. The expected credit loss is the result of discounting the product of Exposure at Default, Probabilities of Default and Loss given Default.

According to whether the credit risk has increased significantly or whether the assets have been impaired, the Group measures the impairment loss allowance with the expected credit losses of 12‑month or the lifetime due to the credit risk characteristics of different assets.

The Group applies the IFRS 9 simplified approach in measuring expected credit losses which uses a lifetime expected impairment loss allowance for all trade receivables and contract assets of implementation service.

Judgement of significant increase in credit risk (“SICR”)

Under IFRS 9, when considering the impairment stages for financial assets, the Group evaluates the credit risk at initial recognition and also whether there is any significant increase in credit risk for each reporting period.

The Group set quantitative and qualitative criteria to judge whether there has been a SICR after initial recognition. The judgement criteria mainly includes the Probabilities of Default changes of the debtors, changes of credit risk categories and other indicators of SICR, etc.. In the judgement of whether there has been a SICR after initial recognition, the Group has not rebutted the 30 days past due as presumption of SICR.

The definition of credit‑impaired assets

Under IFRS 9, in order to determine whether credit impairment occurs, the defined standards adopted by the Group are consistent with the internal credit risk management objectives for relevant financial assets while considering quantitative and qualitative indicators. When the Group assesses whether the debtor has credit impairment, the following factors are mainly considered:

•	The debtor has overdue more than 90 days after the contract payment date
•	The debtor has significant financial difficulties
•	The debtor is likely to go bankrupt or other financial restructuring
•	The lender gives the debtor concessions for economic or contractual reasons due to the debtor’s financial difficulties, where such concessions are normally reluctant to be made by the lender

The credit impairment of financial assets may be caused by the joint effects of multiple events, and may not be caused by separately identifiable event.

Forward‑looking information

The historical loss rates are adjusted to reflect current and forward‑looking information on macroeconomic factors affecting the ability of the debtors to settle the receivables. The Group has identified the Gross Domestic Product (“GDP”) to be the most relevant factor, and accordingly adjusts the historical loss rates based on expected changes in these factors.

Credit risk exposure

Without considering the impact of collateral and other credit enhancement, for on‑balance sheet assets, the maximum exposures are based on net carrying amounts as reported in the consolidated financial statements.

(1)	Trade receivables and contract assets

To measure the expected credit losses, trade receivables and contract assets of implementation service have been grouped based on shared credit risk characteristics and the ageing analysis. The contract assets relate to unbilled work in progress and have substantially the same risk characteristics as the trade receivables for the same types of contracts. The Group has therefore concluded that the expected loss rates for trade receivables are a reasonable approximation of the loss rates for the contract assets. The impairment loss allowance was determined as follows:

	As at December 31, 2018
	Related	Up to	1 year to	2 year to	Above 3
	parties	1 year	2 year	3 year	years	Total
Expected loss rate	—	2.32%	9.71%	25.00%	86.36%	3.55%
Gross carrying amount of trade receivables	145,468	124,191	1,499	193	2,815	274,166
Gross carrying amount of contract assets of implementation service	—	82,791	6,749	643	5,665	95,848
Loss allowance
—Trade receivables	—	647	126	48	2,815	3,636
—contract assets of implementation service*	—	4,148	675	161	4,508	9,492
	—	4,795	801	209	7,323	13,128

	As at December 31, 2019
	Related	Up to	1 year to	2 year to	Above
	parties	1 year	2 year	3 year	3 years	Total
Expected loss rate	—	4.93%	13.80%	26.37%	96.75%	5.04%
Gross carrying amount of trade receivables	283,186	441,632	6,845	1,808	4,533	738,004
Gross carrying amount of contract assets of implementation service	12,758	113,386	37,014	3,001	7,133	173,292
Loss allowance
—Trade receivables	—	21,028	1,823	518	4,512	27,881
—contract assets of implementation service*	—	6,307	4,231	750	6,775	18,063
	—	27,335	6,054	1,268	11,287	45,944

*  Movements in the impairment loss allowance of contract assets of implementation service are as follows:

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Beginning of the year	—	—	(9,492)
Additions of impairment loss	—	—	(7,592)
Reversal of impairment loss	—	538	—
Addition from acquisition of subsidiary	—	(10,030)	(979)
End of the year	—	(9,492)	(18,063)

The impairment loss allowance of contract assets of transaction based and support service was determined as follows:

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Gross carrying amount
Stage 1	111,934	98,364
Stage 2	451	499
	112,385	98,863
Loss allowance *
Stage 1	1,653	1,421
Stage 2	307	397
	1,960	1,818

*  Movements in the impairment loss allowance of contract assets of transaction based and support service are as follows:

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Beginning of the year	—	—	(1,960)
Additions of impairment loss	—	(2,826)	(6,741)
Addition from acquisition of subsidiary	—	(476)	(570)
Reversal of impairment loss	—	—	151
Write‑off	—	1,342	7,302
End of the year	—	(1,960)	(1,818)

(2)	Other receivables

Credit risk exposure of other receivables is mainly from financial guarantee fee receivables.

	As at December 31,
	2018	2019
Financial guarantee fee receivables	RMB’000	RMB’000
Gross carrying amount
Stage 1	148,933	51,073
Stage 2	8,033	4,223
	156,966	55,296
Loss allowance
Stage 1	15,273	3,976
Stage 2	5,509	3,359
	20,782	7,335

(3)	Financial guarantee contracts

The following table contains an analysis of the maximum credit risk exposure from financial guarantee contracts.

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Stage 1	1,273,104	427,346
Stage 2	75,446	39,895
	1,348,550	467,241

The Group normally makes a full settlement of the outstanding principal and interest to lenders when the underlining loans are overdue by a number of days (typically 80 days). When the loans become overdue for more than 80 days, the loans are considered impaired and there is no reasonable expectation of recovery from such loans. The financial guarantee liability balance will be reduced by the respective payouts made by the Group. As such, there are no stage 3 credit risk exposures for financial guarantee contracts as at December 31, 2018 and 2019.

(c)	Liquidity risk

The Group manages liquidity risk by maintaining adequate cash and cash equivalents and reserve borrowing facilities, by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

The liquidity risk of the currency swap is managed by aligning the critical terms of such swaps with the hedge items.

The table below analyses the Group’s financial liabilities into relevant maturity grouping based on the remaining period at the end of each reporting period to the contractual maturity date. The amounts disclosed in the table are undiscounted contractual cash flows.

	As at December 31, 2018
	Within	1 to 5
	1 year	years	Total
	RMB’000	RMB’000	RMB’000
Short‑term borrowings	3,437,432	—	3,437,432
Trade and other payables	853,889	420,542	1,274,431
— Including: lease liabilities	86,066	144,183	230,249
Non‑derivative financial liabilities:	4,291,321	420,542	4,711,863

Gross settled (foreign currency swaps)
— (inflow)	(480,812)	—	(480,812)
— outflow	483,250	—	483,250
Derivative financial liabilities	2,438	—	2,438

Total	4,293,759	420,542	4,714,301

Financial guarantees
Maximum guarantee exposure*	1,348,550	—	1,348,550

	As at December 31, 2019
	Within	1 to 5
	1 year	years	Total
	RMB’000	RMB’000	RMB’000
Short‑term borrowings	3,269,337	—	3,269,337
Trade and other payables	671,461	435,618	1,107,079
— Including: lease liabilities	111,012	102,545	213,557
Non‑derivative financial liabilities:	3,940,798	435,618	4,376,416

Gross settled (foreign currency swaps)
— (inflow)	(2,038,696)	—	(2,038,696)
—outflow	2,041,378	—	2,041,378
Derivative financial liabilities	2,682	—	2,682

Total	3,943,480	435,618	4,379,098

Financial guarantees
Maximum guarantee exposure*	467,241	—	467,241

*     The maximum guarantee exposure represents the total amount of liability should all borrowers under financial guarantee contracts default. Since a significant portion of guarantee is expected to expire without being called upon, the maximum liabilities do not represent expected future cash outflows.

4.2         Capital management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to enhance shareholders’ value in the long‑term.

The Group monitors capital (including share capital and reserves) by regularly reviewing the capital structure. As a part of this review, the Company considers the cost of capital and the risks associated with the issued share capital. The Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or repurchase the Company’s shares. In the opinion of the Directors of the Company, the Group’s capital risk is low as at December 31, 2019.

4.3         Fair value estimation

Fair value estimates are made at a specific point in time based on relevant market information and information about financial instruments. When an active market exists, such as an authorized securities exchange, the market value is the best reflection of the fair values of financial instruments. For financial instruments where there is no active market, fair value is determined using valuation techniques.

The Group’s financial assets measured at fair value mainly include financial assets at fair value through profit or loss and financial assets at fair value through other comprehensive income.

Determination of fair value and fair value hierarchy

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchies. The fair value hierarchy categorizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the fair value hierarchy within which the fair value measurement is categorized in its entirety is determined on the basis of the lowest level input that is significant to the fair value measurement in its entirety.

The levels of the fair value hierarchy are as follows:

(a)	Fair value is based on quoted prices (unadjusted) in active markets for identical assets or liabilities (“Level 1”);
(b)

Fair value is based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices) (“Level 2”); and

(c)	Fair value is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs) (“Level 3”).

The level of fair value calculation is determined by the lowest level input that is significant in the overall calculation. As such, the significance of the input should be considered from an overall perspective in the calculation of fair value.

For Level 2 financial instruments, valuations are generally obtained from third party pricing services for identical or comparable assets, or through the use of valuation methodologies using observable market inputs, or recent quoted market prices. Valuation service providers typically gather, analyse and interpret information related to market transactions and other key valuation model inputs from multiple sources, and through the use of widely accepted internal valuation models, provide a theoretical quote on various securities.

For Level 3 financial instruments, prices are determined using valuation methodologies such as discounted cash flow models and other similar techniques. Determinations to classify fair value measurement within Level 3 of the valuation hierarchy are generally based on the significance of the unobservable factors to the overall fair value measurement, and valuation methodologies such as discounted cash flow models and other similar techniques.

For assets and liabilities that are recognized at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re‑assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The following tables provide the fair value measurement hierarchy of the Group’s financial assets and liabilities:

	As at December 31, 2018
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Financial assets at fair value through profit or loss	—	2,540,925	—	2,540,925
Financial assets at fair value through other comprehensive income (Note 16)	—	—	5,000	5,000

Financial liabilities
Derivative financial liabilities	—	2,438	—	2,438

	As at December 31, 2019
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Financial assets at fair value through profit or loss	—	1,689,529	1,438	1,690,967
Financial assets at fair value through other comprehensive income (Note 16)	388,448	—	5,000	393,448

Financial liabilities
Derivative financial liabilities	—	2,682	—	2,682

For the years ended December 31, 2017,2018 and 2019, there were no transfers among different levels of fair values measurement.

Movements of Level 3 financial instruments measured at fair value is as follows:

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Beginning of the year	—	5,000	5,000
Additions (Note 16)	5,000	—	—
End of the year	5,000	5,000	5,000

The carrying amounts of cash and cash equivalents, restricted cash, trade receivables, contract assets, loan to related party, current portion of other receivable, short‑term borrowings and trade and other payables approximated their fair value due to short term maturities of these financial instruments as at December 31, 2018 and 2019.

Contract assets and non‑current portion of other receivables are measured at amortized cost using discounted rates reflected time value of money. As the market interest rate is relatively stable during the reporting period, the carrying amounts of contract assets and non‑current portion of other receivables also approximated their fair values as at December 31, 2018 and 2019.